Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 01, 2025
Leases [Line Items]
Lease arrangements term		1 year	1 year
Lease term	12 months
Lease term	4 years
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	operating leases	operating leases
Weighted average discount rate	3.03%
Weighted average remaining operating lease terms	3 years 6 months 29 days
Short-term lease expenses (in Dollars)	$ 44,897	$ 76,894	$ 118,786
New Harvest Investment Holding Limited [Member]
Leases [Line Items]
Lease term				1 year